Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Share-based Compensation

16.   Share-based Compensation

In March 2017, the Group amended its employment-related stock option plan, which the Group originally adopted in 2011 and amended in 2014 (the “Stock Option Plan”) under which 2,500,000 Class B ordinary shares are available for issuance. The Stock Option Plan will terminate automatically in 2022, unless terminated earlier.

In March 2017, the Group also amended its Equity incentive plan, which the Group originally adopted in 2016 (“2017 Equity Incentive Plan) under which 2,500,000 ordinary shares are available for issuance in 2017 and the number of shares available for grant and issuance under the 2017 Equity Incentive Plan shall be increased on January 1, of each of the calendar years 2017 through 2026, by the lesser of (a) two and one-half percent (2.5)% of the number of ordinary shares issued and outstanding on each December 31 immediately prior to the date of increase or (b) such number of Shares determined by the Board. The Stock Option Plan will terminate automatically in 2022, unless terminated earlier. The awards under the 2017 Equity incentive plan include share options, restricted shares, share bonus, share appreciation rights, restricted share units and performance awards.

On July 16, 2019, the Group entered into contractual arrangements with certain of its executive officers and key employees, pursuant to which the Company cancelled a total of 1,170,000 options to purchase the Company's Class B ordinary shares, which were granted to such individuals on January 3, 2017 pursuant to the Gridsum Holding Inc. Equity Incentive Plan ("2017 Equity Incentive Plan"). In exchange, the Company granted to such individuals a total of 866,665 restricted share units under the Equity Incentive Plan.

Share-based compensation expenses for the total share-based awards which are based on service conditions are recognized using the straight-line attribution approach. For the years ended December 31, 2017, 2018 and 2019, the Group recognized total share-based compensation expenses of RMB22,927,  RMB39,026 and RMB52,450, respectively.

Share Options

During 2017, the Group granted 1,320,000 stock options with an average exercise price of US$10.11 per share under the Stock Option Plan. All of the options were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments.

During 2018, the Group granted 320,000 stock options with an average exercise price of US$6.34 per share under the Stock Option Plan. All of the options were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments.

During 2019, the Group granted 1,425,000 stock options with an average exercise price of US$2.23 per share under the Stock Option Plan. All of the options were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments.

Valuation Assumptions: The Group estimated the fair value of stock options using the binominal option-pricing model with assistance from an independent valuation firm. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	For the year ended December 31,
	2017		2018		2019
Exercise price	US$	10.11	US$	6.34	US$	2.23
Risk free rate of interest		3.14%		3.02%		3.03%
Dividend yield		—		—		—
Life of option (years)		10		10		10
Volatility		46%		56%		56%

The Group estimated the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in U.S. Dollars at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

A summary of the Group’s stock option activities for the years ended December 31, 2017, 2018 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of	Price	Life In	Value
	Options	US$	years	US$
Outstanding as of December 31, 2016	2,436,661	$0.42	6.24	34,423
Granted	1,320,000	$10.11	—	—
Forfeited/expired	(44,606)	$0.42	—	—
Exercise	(1,088,647)	$0.42	—	—
Outstanding as of December 31, 2017	2,623,408	$5.48	7.15	25,781
Granted	320,000	$6.34	—	—
Forfeited/expired	(138,829)	$9.49	—	—
Exercise	(9,317)	$0.42	—	—
Outstanding as of December 31, 2018	2,795,262	$5.15	6.45	8,763
Granted	1,425,000	$2.23	—	—
Forfeited/expired	(1,171,167)	$10.00	—	—
Exercise	(136,827)	$0.42	—	—
Outstanding as of December 31, 2019	2,912,268	$1.96	6.72	—
Exercisable as of December 31, 2019	1,287,267	$0.97	3.82	—

The weighted average grant date fair value of options granted for the year ended December 31, 2017, 2018 and 2019 was US$4.93,  US$4.31 and US$1.52, respectively. For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized by the Group for the share options granted were RMB22,927,  RMB16,751 and RMB17,106, respectively. As of December 31, 2017, 2018 and 2019, there was RMB38,300,  RMB29,200 and RMB26,940 of total unrecognized compensation expense, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the Stock Option Plan, respectively. These expense are expected to be recognized over a weighted average period of 2.1 years, 1.27 years and 2.25 years as of December 31, 2017, 2018 and 2019, respectively. Total unrecognized compensation expense may be adjusted for future changes in estimated forfeitures.

Restricted Stock Units

During 2019, the Group granted 304,746 restricted stock units (“RSU”). RSU are share awards that, upon vesting, will deliver to the holder shares of the Group’s ordinary shares. All of the RSU were to be vested over four years, one fourth (1/4) vesting and exercisable upon the first anniversary of the date of grant, and the remaining vesting monthly thereafter in 36 equal monthly installments. The Group satisfies RSU vesting through the issuance of new shares or settle by cash.

Share-based compensation expenses for the total share-based awards which are based on service conditions are recognized using the straight-line attribution approach. For the years ended December 31, 2017, 2018 and 2019, the Group recognized share-based compensation expenses of nil,  RMB22,275 and RMB35,344 respectively, for the restricted stock units.

A summary of the Group’s restricted stock activity for the years ended December 31, 2017, 2018 and 2019 is presented below:

		Weighted
		Average
	Number	Grant date
	of	fair value
	RSU	US$
Outstanding as of December 31, 2017	936,699	$9.75
Awarded	651,117	$8.62
Forfeited	(180,620)	$9.77
Vested	(354,982)	$8.61
Outstanding as of December 31, 2018	1,052,214	$9.43
Awarded	304,746	$3.09
Exchanged from options	866,665	3.05
Forfeited	(217,938)	$9.53
Vested	(1,191,192)	$6.08
Outstanding as of December 31, 2019	814,495	6.29